Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of all debt

	As of September 30,	As of December 31,
Description	2024	2023
Secured Promissory Notes	$11,334	$7,410
Small Business Administration (SBA) Loans	764	769
Paycheck Protection Program (PPP) Loans	28	59
Vehicle Notes	470	497
BAC Sellers Note	56	84
ACA Sellers Note	—	125
CSH Sellers Notes	159	235
BHC Sellers Note	200	400
AFS Sellers Note	383	463
FSP Sellers Note	768	768
Real Estate Promissory Note	370	370
Promissory Note – Related Party	185	85
Libertas – Sale of Future Receipts	2,058	1,938
Samson – Sale of Future Receipts	183	—
D&O Financing agreement	255	—
Channel Partners	210	—
Top Choice – Sale of Future Receipts	169	—
Funding Metrics – Sale of Future Receipts	104	—
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	$17,696	$13,203
Less: Debt discounts	(129)	(32)
Net secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	$17,567	$13,171
Convertible Debts	4,392	2,179
Total debt, net of debt discount	$21,959	$15,350

ConnectM Before Business Combination
Schedule of estimated Maturities on all Debt

Year	2023
2024	$12,021,017
2025	2,093,827
2026	312,559
2027	115,029
2028	79,762
Thereafter	727,989
Total	$15,350,183

Schedule of all debt

	As of December 31,
Description	2023	2022
Secured Promissory Notes	$7,410,000	$1,900,000
Small Business Administration (SBA) Loans	768,956	775,000
Paycheck Protection Program (PPP) Loans	59,350	100,740
Vehicle Notes	497,957	281,003
BAC Sellers Note	83,810	123,867
ACA Sellers Note	124,627	160,890
CSH Sellers Notes	234,734	330,928
BHC Sellers Note	400,000	600,000
AFS Sellers Note	462,531	612,808
FSP Sellers Note	768,063	900,000
Real Estate Promissory Note	370,000	370,000
Promissory Note- Related Party	85,437	85,822
Libertas (Sale of Future Receipts)	1,938,257	—
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, and Libertas	$13,203,722	$6,241,058
Less: Debt discounts	(32,224)	(59,844)
Net secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, and Libertas	$13,171,498	$6,181,214
Convertible Debt	2,178,685	1,304,131
Total debt, net of debt discount	$15,350,183	$7,485,345